As filed with the Securities and Exchange Commission on January 6, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

                                                 FOUNTAINHEAD SPECIAL
                       [LOGO]                    VALUE FUND
Annual Report
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


          A Message to Our Shareholders..........................  1

          Performance Chart & Analysis...........................  3

          Schedule of Investments................................  4

          Statement of Assets and Liabilities....................  6

          Statement of Operations................................  7

          Statements of Changes in Net Assets....................  8

          Financial Highlights...................................  9

          Notes to Financial Statements.......................... 10

          Report of Independent Registered Public Accounting Firm 13

          Additional Information................................. 14

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

For fiscal year 2005, the Fountainhead Special Value Fund (the "Fund") (KINGX) turned in a double-digit return, although it underperformed its benchmark index, the Russell 2500(TM) (12.50% versus 14.90%). The Fund was underweight in utilities and in energy stocks, which, as a group, were up 23.9% and 33%, respectively, over the twelve months ended 10/31/05. However, since inception, the Fund continues to outpace the Russell 2500 (11.03% versus 10.32%). For the period ended 09/30/05, the most recent calendar quarter end, the Fund's 1-year, 5-year, and since inception (12/31/96) average annual returns were 13.92%, (0.58)%, and 11.47%, respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 800-868-9535. SHARES HELD LESS THAN 180 DAYS WILL BE SUBJECT TO A 1.00% REDEMPTION FEE. RETURNS SHOWN FOR LESS THAN 180 DAYS DO NOT REFLECT THIS FEE.)

Performance for the twelve-month period ended 10/31/05 was driven largely by select financial services and healthcare stocks. The top performers for the period included: Tower Group, Inc. (TWGP), an insurance company, which rose 115%; First Marblehead Corp. (FMD), a financial services company which specializes in student loans that rose 27%; and Fidelity Bancshares, Inc.
(FFFL), a Florida thrift, which rose 23%. On the healthcare side, Endo Pharmaceuticals Holdings, Inc. (ENDP), a specialty pharmaceutical company, rose 49%; Illumina, Inc. (ILMN), a life sciences company, rose 43%; Biosite, Inc.
(BSTE), a small-cap medical device company, rose 26%; and Edwards Lifesciences Corp. (EW), a cardiovascular medical device company, rose 21%. In addition to financial services and healthcare, a handful of special situation stocks made positive contributions toward the Fund's performance. Petrohawk (HAWK), an energy concern, rose 54%; Jameson Inns, Inc. (JAMS), a hotel operator, rose 42%; Meredith Corp. (MDP), a media conglomerate, rose 27%; and Saks, Inc.
(SKS), a luxury retail chain, rose 18%.

During the course of the year, several of these holdings hit our price targets and were eliminated from the portfolio. Stocks that fall under this category include: Illumina (ILMN), Biosite (BSTE), Jameson Inns (JAMS), and Saks (SKS).

The stocks that negatively impacted the Fund's performance over the last year include Par Pharmaceutical Companies, Inc. (PRX), a generic pharmaceutical company, which declined 34% over the one year period ended 10/31/05; Cost Plus
(CPWM), a retail chain, fell 23%; ICON plc (ICLR), a contract research organization, fell 18%; News Corp., Class A (NWS), a media concern which fell 17%; King Pharmaceuticals (KG), a specialty pharmaceutical company also declined 17%; and Cendant Corp. (CD), a travel conglomerate, and Viacom, Inc., Class B (VIA/B), a media conglomerate, which both fell 15%.

All of these stocks except for Cost Plus (CPWM), ICON plc (ICLR), and King Pharmaceuticals (KG) are still held by the Fund. We believe the risk/reward remains very attractive for the securities which we still hold at current levels.

We continue to adhere to our Business Valuation Approach, an approach which has handsomely rewarded our clients since the Firm's inception in 1981. While market conditions are constantly changing, we believe that a strict and disciplined approach of focusing on buying a dollar for 50 cents will continue to reward shareholders over the long term.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2005
--------------------------------------------------------------------------------


We appreciate your support and loyalty and always welcome any questions.

Sincerely,                            Sincerely,

/s/ Roger E. King, CFA                /s/ Leah R. Friday, CFA
Roger E. King, CFA                    Leah R. Friday, CFA
Chairman and President                Senior Vice President
King Investment Advisors, Inc.        King Investment Advisors, Inc.

THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-SIZED COMPANIES INVOLVE GREATER RISK THAN INVESTING IN LARGER, MORE ESTABLISHED COMPANIES SUCH AS INCREASED VOLATILITY OF EARNINGS AND PROSPECTS, HIGHER FAILURE RATES, AND LIMITED MARKETS, PRODUCT LINES OR FINANCIAL RESOURCES. IN ADDITION, THE FUND'S PORTFOLIO MAY BE OVERWEIGHT IN AN INDUSTRY SECTOR IN WHICH ANY NEGATIVE DEVELOPMENT AFFECTING THAT SECTOR WILL HAVE A GREATER IMPACT ON THE FUND'S PERFORMANCE.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURN
                                 ONE YEAR FIVE YEAR SINCE INCEPTION (12/31/96)
                                 -------- --------- --------------------------
 Fountainhead Special Value Fund  12.50%   (2.43)%            11.03%
 Russell 2500 Index               14.90%     7.86%            10.32%
 Russell Midcap Index/TM/         18.09%     6.85%            11.35%

[CHART]

                Fountainhead      Russell       Russell
                  Special          2500          Midcap
                 Value Fund        Index         Index
               -------------     ---------     ---------
12/31/1996       $10,000          $10,000       $10,000
 1/31/1997        10,420           10,276        10,374
 2/28/1997        10,830           10,124        10,358
 3/31/1997        10,140            9,665         9,918
 4/30/1997         9,860            9,788        10,165
 5/31/1997        10,870           10,689        10,907
 6/30/1997        11,560           11,125        11,263
 7/31/1997        11,990           11,777        12,203
 8/31/1997        11,860           11,941        12,071
 9/30/1997        12,950           12,722        12,759
10/31/1997        13,370           12,151        12,263
11/30/1997        13,070           12,205        12,555
12/31/1997        13,665           12,436        12,901
 1/31/1998        13,432           12,246        12,658
 2/28/1998        14,756           13,135        13,647
 3/31/1998        15,909           13,711        14,295
 4/30/1998        16,475           13,763        14,330
 5/31/1998        15,757           13,124        13,887
 6/30/1998        16,232           13,140        14,079
 7/31/1998        15,423           12,237        13,408
 8/31/1998        11,977           9,929         11,263
 9/30/1998        12,230           10,634        11,992
10/31/1998        12,745           11,215        12,810
11/30/1998        12,482           11,771        13,416
12/31/1998        13,180           12,484        14,203
 1/31/1999        13,968           12,462        14,179
 2/28/1999        14,241           11,643        13,707
 3/31/1999        15,353           11,893        14,137
 4/30/1999        16,535           12,956        15,181
 5/31/1999        17,384           13,158        15,137
 6/30/1999        18,668           13,842        15,671
 7/31/1999        19,011           13,570        15,241
 8/31/1999        18,931           13,146        14,846
 9/30/1999        20,214           12,950        14,324
10/31/1999        23,105           13,234        15,003
11/30/1999        26,380           13,981        15,435
12/31/1999        30,753           15,498        16,793
 1/31/2000        29,423           15,141        16,237
 2/29/2000        30,879           17,328        17,485
 3/31/2000        30,376           17,063        18,486
 4/30/2000        27,548           16,145        17,611
 5/31/2000        25,369           15,371        17,145
 6/30/2000        27,485           16,380        17,652
 7/31/2000        26,060           15,963        17,454
 8/31/2000        27,893           17,338        19,127
 9/30/2000        26,615           16,774        18,854
10/31/2000        28,501           16,313        18,563
11/30/2000        24,217           14,878        16,892
12/31/2000        25,921           16,159        18,178
 1/31/2001        30,564           16,690        18,471
 2/28/2001        27,661           15,615        17,346
 3/31/2001        25,269           14,759        16,270
 4/30/2001        26,586           16,062        17,662
 5/31/2001        27,661           16,545        17,991
 6/30/2001        27,891           16,780        17,821
 7/31/2001        27,175           16,180        17,311
 8/31/2001        24,822           15,650        16,646
 9/30/2001        21,088           13,625        14,638
10/31/2001        21,267           14,329        15,218
11/30/2001        22,520           15,488        16,493
12/31/2001        23,850           16,356        17,156
 1/31/2002        20,461           16,153        17,053
 2/28/2002        18,313           15,870        16,872
 3/31/2002        19,310           16,968        17,884
 4/30/2002        17,967           16,924        17,537
 5/31/2002        17,469           16,429        17,339
 6/30/2002        15,269           15,503        16,176
 7/31/2002        13,466           13,653        14,598
 8/31/2002        13,901           13,694        14,678
 9/30/2002        12,967           12,609        13,323
10/31/2002        13,466           13,020        13,997
11/30/2002        13,709           14,083        14,969
12/31/2002        13,338           13,446        14,379
 1/31/2003        13,121           13,088        14,088
 2/28/2003        12,954           12,774        13,902
 3/31/2003        13,108           12,896        14,039
 4/30/2003        14,451           14,045        15,058
 5/31/2003        16,011           15,426        16,437
 6/30/2003        16,867           15,721        16,603
 7/31/2003        17,903           16,566        17,150
 8/31/2003        17,980           17,332        17,895
 9/30/2003        18,428           17,097        17,670
10/31/2003        19,400           18,448        19,019
11/30/2003        20,218           19,142        19,553
12/31/2003        21,394           19,565        20,139
 1/31/2004        22,136           20,278        20,724
 2/29/2004        22,724           20,592        21,170
 3/31/2004        23,351           20,716        21,175
 4/30/2004        22,891           19,721        20,397
 5/31/2004        22,878           20,123        20,903
 6/30/2004        22,162           20,785        21,482
 7/31/2004        21,740           19,576        20,542
 8/31/2004        22,136           19,526        20,631
 9/30/2004        22,699           20,262        21,301
10/31/2004        22,405           20,724        21,888
11/30/2004        23,735           22,272        23,222
12/31/2004        24,758           23,144        24,211
 1/31/2005        23,990           22,366        23,611
 2/28/2005        23,760           22,872        24,341
 3/31/2005        23,671           22,417        24,149
 4/30/2005        22,724           21,409        23,380
 5/31/2005        23,568           22,704        24,500
 6/30/2005        25,256           23,431        25,159
 7/31/2005        25,806           24,815        26,485
 8/31/2005        25,755           24,445        26,300
 9/30/2005        25,857           24,576        26,648
10/31/2005        25,205           23,813        25,848


THE ABOVE CHART REFLECTS THE CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT, INCLUDING REINVESTED DIVIDENDS AND DISTRIBUTIONS, IN FOUNTAINHEAD SPECIAL VALUE FUND (THE "FUND"), COMPARED WITH BROAD-BASED SECURITIES MARKET INDICES, SINCE THE FUND'S INCEPTION. IN THE PAST, THE FUND HAS COMPARED ITS PERFORMANCE TO THE RUSSELL MIDCAP INDEX, BUT IN THE FUTURE, THE FUND INTENDS TO COMPARE ITS PERFORMANCE TO THE RUSSELL 2500 INDEX. IT IS BELIEVED THAT THE NEW BENCHMARK IS MORE APPROPRIATE SINCE IT MORE ACCURATELY REFLECTS THE FUND'S HOLDINGS AS IT CAPTURES THE PERFORMANCE OF SMALL- AND MID-CAP STOCKS. THE RUSSELL 2500 INDEX MEASURES THE PERFOMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 16% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL MIDCAP INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000(R) INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 1000 INDEX. THE TOTAL RETURN OF THE FUND INCLUDES OPERATING EXPENSES THAT REDUCE RETURNS, WHILE THE TOTAL RETURN OF THE INDICES DO NOT INCLUDE EXPENSES. THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (800) 868-9535. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRIOR TO SEPTEMBER 17, 2001, THE FUND WAS A SERIES OF AMERIPRIME FUNDS (ANOTHER MUTUAL FUND). THE AMERIPRIME SERIES MAINTAINED SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES AND INVESTMENT POLICIES TO THAT OF THE FUND. AMERIPRIME SERIES WAS MANAGED BY THE ADVISER. THE FUND'S PERFORMANCE FOR THE PERIODS BEFORE
SEPTEMBER 17, 2001, IS THAT OF THE AMERIPRIME SERIES AND REFLECTS THE EXPENSES OF THE AMERIPRIME SERIES. THE ESTIMATED NET EXPENSES OF THE AMERIPRIME WERE EQUAL TO OR LESS THAN THE NET EXPENSES OF THE FUND.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                 SECURITY
           SHARES               DESCRIPTION                 VALUE
          -------- ------------------------------------- ------------
          COMMON STOCK - 94.4%
          BUSINESS SERVICES - 3.2%
            10,000 Cendant Corp.                         $    174,200
            20,200 Dendrite International, Inc. +             354,510
                                                         ------------
                                                              528,710
                                                         ------------
          DOMESTIC DEPOSITORY INSTITUTIONS - 10.7%
            18,000 Commerce Bancorp, Inc.                     548,460
            22,000 Fidelity Bankshares, Inc.                  620,400
            16,200 IndyMac Bancorp, Inc.                      604,746
                                                         ------------
                                                            1,773,606
                                                         ------------
          DRUGS/PHARMACEUTICAL PREPARATIONS - 16.9%
            37,000 Andrx Corp. +                              572,390
            14,000 Cephalon, Inc. +                           638,260
            14,800 Endo Pharmaceuticals Holdings, Inc. +      398,416
            18,000 Medicis Pharmaceutical Corp.               531,000
            26,000 Par Pharmaceutical Co., Inc. +             672,880
                                                         ------------
                                                            2,812,946
                                                         ------------
          ENERGY - 3.7%
            50,000 PetroHawk Energy Corp. +                   618,000
                                                         ------------
          HOME FURNITURE, FURNISHINGS, & EQUIPMENT
           STORES - 2.1%
            60,000 Restoration Hardware, Inc. +               355,800
                                                         ------------
          INFORMATION TECHNOLOGY - 11.0%
            16,800 Cree, Inc. +                               403,872
            67,700 Omnicell, Inc. +                           717,620
            30,000 VeriSign, Inc. +                           708,900
                                                         ------------
                                                            1,830,392
                                                         ------------
          INSURANCE CARRIERS - 11.3%
             8,000 Fidelity National Financial, Inc.          299,680
            85,000 Quanta Capital Holdings, Ltd. +            366,350
            40,000 Tower Group, Inc.                          770,800
            21,600 UnumProvident Corp.                        438,264
                                                         ------------
                                                            1,875,094
                                                         ------------
          MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
           PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.8%
            16,000 Biomet, Inc.                               557,280
             8,000 Edwards Lifesciences Corp. +               331,040
            11,600 Syneron Medical, Ltd. +                    416,904
                                                         ------------
                                                            1,305,224
                                                         ------------

                                   SECURITY
               SHARES             DESCRIPTION              VALUE
              ---------   ----------------------------  ------------
              NONDEPOSITORY CREDIT INSTITUTIONS - 10.4%
                 5,100    Capital One Financial Corp.   $    389,385
                10,700    Countrywide Financial Corp.        339,939
                20,000    First Marblehead Corp.             591,800
                32,500    MarketAxess Holdings, Inc. +       401,050
                                                        ------------
                                                           1,722,174
                                                        ------------
              PRINTING, PUBLISHING & ALLIED INDUSTRIES - 14.9%
                14,800    Dow Jones & Co., Inc.              501,868
                10,700    E.W. Scripps Co., Class A          490,060
                11,500    Meredith Corp.                     573,850
                42,840    News Corp., Class A                610,470
                10,000    Viacom, Inc., Class B              309,700
                                                        ------------
                                                           2,485,948
                                                        ------------
              TRAVEL & LEISURE - 2.4%
                21,000    Priceline.com, Inc. +              398,370
                                                        ------------
              TOTAL COMMON STOCK
               (Cost $13,734,772)                         15,706,264
                                                        ------------
              PREFERRED STOCK - 2.6%
              OIL & GAS EXTRACTION - 2.6%
                 5,300    Whittier Energy Corp. +^
                           (Cost $318,000)                   427,074
                                                        ------------
              PRINCIPAL
              ---------
              SHORT TERM INVESTMENTS - 0.9%
              MONEY MARKET DEPOSIT ACCOUNT - 0.9%
              $156,827    Citibank Money Market
                           Deposit Account
                           (Cost $156,827)                   156,827
                                                        ------------
              TOTAL INVESTMENTS IN SECURITIES - 97.9%
               (Cost $14,209,599)*                      $ 16,290,165
              Other Assets & Liabilities, Net - 2.1%         355,192
                                                        ------------
              NET ASSETS - 100.0%                       $ 16,645,357
                                                        ============

See Notes to Financial Statements.

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FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

+Non-income producing security.
^Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $427,074 or 2.6% of net assets.

*Cost for Federal income tax purposes is $14,209,599 and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $2,600,482
             Gross Unrealized Depreciation                (519,916)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $2,080,566
                                                        ==========

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS

             Business Services                                 3.3%
             Domestic Depository Institutions                 10.9%
             Drugs/Pharmaceutical Preparations                17.3%
             Energy                                            3.8%
             Home Furniture, Furnishings, & Equipment Stores   2.2%
             Information Technology                           11.2%
             Insurance Carriers                               11.5%
             Measuring, Analyzing & Controlling Instruments;
              Photographic, Medical & Optical Goods            8.0%
             Nondepository Credit Institutions                10.6%
             Printing, Publishing & Allied Industries         15.2%
             Travel & Leisure                                  2.4%
             Oil & Gas Extraction                              2.6%
             Short-Term Investments                            1.0%
                                                             ------
                                                             100.0%
                                                             ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $14,209,599)                                                    $16,290,165

   Deposits with custodian for margin account                                                              5,078
   Receivables:
    Investment securities sold                                                                           707,671
    Interest and dividends                                                                                 5,345
   Prepaid expenses                                                                                        9,756
                                                                                                     -----------

Total Assets                                                                                          17,018,015
                                                                                                     -----------

LIABILITIES
   Payables:
    Investment securities purchased                                                                      332,432

   Accrued liabilities:
    Investment advisory fees                                                                                 429
    Trustees' fees and expenses                                                                              104
    Compliance services fees                                                                               2,003
    Other expenses                                                                                        37,690
                                                                                                     -----------

Total Liabilities                                                                                        372,658
                                                                                                     -----------

NET ASSETS                                                                                           $16,645,357
                                                                                                     ===========

COMPONENTS OF NET ASSETS
   Paid-in capital                                                                                   $16,855,262
   Undistributed (distributions in excess of) net investment income                                       22,075
   Accumulated net realized gain (loss)                                                               (2,312,546)
   Unrealized appreciation (depreciation) on investments                                               2,080,566
                                                                                                     -----------

NET ASSETS                                                                                           $16,645,357
                                                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Based on Net Assets of $16,645,357 and 844,628 shares outstanding (unlimited shares authorized)   $     19.71
                                                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income                                                       $      232
   Dividend income                                                          267,750
                                                                         ----------
Total Investment Income                                                     267,982
                                                                         ----------

EXPENSES
   Investment adviser fees                                                  147,542
   Administrator fees                                                        39,805
   Transfer agency fees                                                      30,860
   Custodian fees                                                             6,476
   Accountant fees                                                           39,107
   Registration fees                                                          8,858
   Audit fees                                                                20,531
   Legal fees                                                                20,133
   Trustees' fees and expenses                                                1,329
   Compliance services fees                                                  18,093
   Miscellaneous expenses                                                    26,838
                                                                         ----------

Total Expenses                                                              359,572
   Fees waived                                                             (113,665)
                                                                         ----------
Net Expenses                                                                245,907
                                                                         ----------

NET INVESTMENT INCOME (LOSS)                                                 22,075
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                                2,200,186
   Net change in unrealized appreciation (depreciation) on investments     (312,645)
                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                   1,887,541
                                                                         ----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $1,909,616
                                                                         ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                    YEAR ENDED       YEAR ENDED
                                                                                 OCTOBER 31, 2005 OCTOBER 31, 2004
                                                                                 ---------------- ----------------
OPERATIONS
   Net investment income (loss)                                                    $    22,075      $  (103,744)
   Net realized gain (loss) on investments                                           2,200,186        3,150,717
   Net change in unrealized appreciation (depreciation)                               (312,645)        (710,902)
                                                                                   -----------      -----------
Increase (Decrease) in Net Assets from Operations                                    1,909,616        2,336,071
                                                                                   -----------      -----------

CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                                    1,457,106        6,246,794
   Redemption of shares                                                             (2,846,596)      (7,654,821)
   Redemption fees                                                                       4,394           15,056
                                                                                   -----------      -----------
Increase (Decrease) from Capital Share Transactions                                 (1,385,096)      (1,392,971)
                                                                                   -----------      -----------

Increase (Decrease) in Net Assets                                                      524,520          943,100

NET ASSETS
   Beginning of period                                                              16,120,837       15,177,737
                                                                                   -----------      -----------
   End of period (a)                                                               $16,645,357      $16,120,837
                                                                                   ===========      ===========

SHARE TRANSACTIONS
   Sale of shares                                                                       75,785          356,409
   Redemption of shares                                                               (151,409)        (436,945)
                                                                                   -----------      -----------
Increase (Decrease) in Shares                                                          (75,624)         (80,536)
                                                                                   ===========      ===========

(a) Accumulated undistributed (distributions in excess of) net investment income   $    22,075      $         -
                                                                                   ===========      ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                               YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------

                                                   2005      2004       2003       2002      2001
                                                -------    -------   -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 17.52    $ 15.17   $ 10.53    $ 16.63    $ 27.21
                                                -------    -------   -------    -------    -------

INVESTMENT OPERATIONS
   Net investment income (loss)                    0.03(a)   (0.13)    (0.01)     (0.17)     (0.25)
   Net realized and unrealized gain (loss) on
    investments                                    2.15       2.47      4.65      (5.93)     (6.21)
                                                -------    -------   -------    -------    -------

Total from Investment Operations                   2.18       2.34      4.64      (6.10)     (6.46)
                                                -------    -------   -------    -------    -------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM
   Net realized gain on investments                 -          -         -          -        (4.13)
                                                -------    -------   -------    -------    -------

REDEMPTION FEE (A)                                 0.01       0.01      -   (b)    -   (b)    0.01
                                                -------    -------   -------    -------    -------

NET ASSET VALUE, END OF PERIOD                  $ 19.71    $ 17.52   $ 15.17    $ 10.53    $ 16.63
                                                =======    =======   =======    =======    =======

TOTAL RETURN                                      12.50%     15.49%    44.06%    (36.68)%   (25.38)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)     $16,645    $16,121   $15,178    $ 9,635    $20,526

Ratios to Average Net Assets:
   Net expenses                                    1.50%      1.50%     1.50%      1.50%      1.50%
   Gross expenses (c)                              2.19%      1.91%     2.45%      2.20%      1.94%
   Net investment income (loss)                    0.13%     (0.56)%   (0.20)%    (0.99)%    (1.26)%

PORTFOLIO TURNOVER RATE                              95%       133%      116%       219%       113%

-----------------------------------------
(a)Calculated based on average shares outstanding during the period.
(b)Amount rounds to less than $0.01 per share.
(c)Reflects the expense ratio excluding any fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Fountainhead Special Value Fund (the "Fund"). The Fund is a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund seeks long-term capital growth through primarily investing in the common stocks of small and medium size companies. Small and medium size companies are those companies with market capitalizations between $250 million and $8.5 billion at the time of their purchase. Small and medium size companies involve greater risk than investing in larger, more established companies such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair Valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair Valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND
LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

SECURITIES SOLD SHORT - The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. Dividend expenses on short sales are treated as an expense on the statement of operations. There were no securities sold short as of October 31, 2005.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities, and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

REDEMPTION FEES - The Fund charges a redemption fee of 1.00% of the net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. The Fund collected $4,394 in redemption fees during the year ended October 31, 2005.

RESTRICTED SECURITIES - The Fund may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - King Investment Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting, and transfer agency services to the Fund.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------


DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain officers of the Trust are directors, officers, or employees of the aforementioned companies.

NOTE 4. WAIVER OF FEES

The Adviser has contractually agreed to waive its fees to limit the Fund's net expenses to 1.50% of the Fund's average daily net assets through February 28, 2006. Citigroup has voluntarily waived a portion of its fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Services fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the year ended October 31, 2005, fees waived were as follows:

INVESTMENT ADVISER ADMINISTRATOR COMPLIANCE SERVICES TRANSFER AGENT TOTAL FEES WAIVED
------------------ ------------- ------------------- -------------- -----------------
     $108,264         $2,133           $2,575             $693          $113,665

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, were $15,223,791 and $17,059,959, respectively, for the year ended October 31, 2005.

NOTE 6. FEDERAL TAX INFORMATION AND INVESTMENT TRANSACTIONS

There were no distributions paid during the fiscal years ended October 31, 2005 and 2004.

As of October 31, 2005, distributable earnings (accumulated losses) on a tax basis were as follows:

                   Undistributed Ordinary Income $    22,075
                   Capital and Other Losses       (2,312,546)
                   Unrealized Appreciation         2,080,566
                                                 -----------
                   Total                         $  (209,905)
                                                 ===========

As of October 31, 2005, the Fund has a capital loss carryover to offset future capital gains of $2,312,546, expiring in October 2010 that is available to offset future capital gains.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OCTOBER 31, 2005
--------------------------------------------------------------------------------

To the Board of Trustees of Forum Funds and Shareholders of Fountainhead Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Fountainhead Special Value Fund (the "Fund"), a series of Forum Funds, including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal controls over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountainhead Special Value Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 27, 2005

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 868-9535 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------


Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                               BEGINNING        ENDING       EXPENSES
                             ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING
                              MAY 1, 2005  OCTOBER 31, 2005   PERIOD*
                             ------------- ---------------- -----------
         Actual Return         $1,000.00      $1,109.18        $7.97
         Hypothetical Return   $1,000.00      $1,017.64        $7.63

-----------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the fund complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 868-9535.

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2005 (Unaudited)
--------------------------------------------------------------------------------


                                                                           PRINCIPAL OCCUPATION(S)
          NAME              POSITION WITH        LENGTH OF                         DURING
     AND BIRTH DATE           THE TRUST         TIME SERVED                     PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish        Chairman of the     Trustee since 1989 Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943   Board; Trustee;     (Chairman since    Solis-Cohen, LLP (law firm) 2002-2003;
                         Chairman,           2004)              Partner, Thelen Reid & Priest LLP (law firm)
                         Compliance                             1995-2002.
                         Committee,
                         Nominating
                         Committee and
                         Qualified Legal
                         Compliance
                         Committee
-------------------------------------------------------------------------------------------------------------
Costas Azariadis         Trustee;            Trustee since 1989 Professor of Economics, University of
Born: February 15, 1943  Chairman,                              California-Los Angeles; Visiting Professor of
                         Valuation                              Economics, Athens University of Economics
                         Committee                              and Business 1998-1999.
-------------------------------------------------------------------------------------------------------------
James C. Cheng           Trustee;            Trustee since 1989 President, Technology Marketing Associates
Born: July 26, 1942      Chairman, Audit                        (marketing company for small- and
                         Committee                              medium-sized businesses in New England).
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John Y. Keffer           Trustee;            Trustee since 1989 President, Forum Trust, LLC (a non-
Born: July 15, 1942      Chairman,                              depository trust company) since 1997;
                         Contracts                              President, Citigroup Fund Services, LLC
                         Committee                              ("Citigroup") 2003-2005; President, Forum
                                                                Financial Group, LLC ("Forum") (a fund
                                                                services company acquired by Citibank,
                                                                N.A. in 2003).
-------------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier         President;          Since 2005         Managing Director and Principal Executive
Born: October 22, 1961   Principal                              Officer, Foreside Fund Services, LLC, the
                         Executive Officer                      Trust's Distributor since 2005; Chief
                                                                Operating Officer and Managing Director,
                                                                Global Fund Services, Citibank, N.A.
                                                                2003-2005; Managing Director, Global
                                                                Securities Services for Investors, Citibank,
                                                                N.A. 1999-2003.
-------------------------------------------------------------------------------------------------------------
Carl A. Bright           Principal Financial Since 2005         President, Foreside Fund Services, LLC, the
Born: December 20, 1957  Officer                                Trust's Distributor since 2004; Consultant,
                                                                Foreside Solutions, LLC 2000-2003 (a
                                                                mutual fund development company).
-------------------------------------------------------------------------------------------------------------
Beth P. Hanson           Vice President/     Since 2003         Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      Assistant Secretary                    Relationship Manager, Forum 1999-2003.
-------------------------------------------------------------------------------------------------------------
Sara M. Morris           Vice President      Since 2004         Director and Relationship Manager,
Born: September 18, 1963                                        Citigroup since 2004; Chief Financial
                                                                Officer, The VIA Group, LLC (a strategic
                                                                marketing company) 2000-2003.
-------------------------------------------------------------------------------------------------------------
Trudance L. Bakke        Treasurer           Since 2005         Senior Manager, Citigroup since 2003;
Born: August 11, 1971                                           Senior Manager of Corporate Finance,
                                                                Forum 1999-2003.
-------------------------------------------------------------------------------------------------------------
David M. Whitaker        Secretary           Since 2004         Senior Manager, Citigroup since 2004;
Born: September 6, 1971                                         Assistant Counsel, PFPC, Inc. (a fund
                                                                services company) 2000-2004.
-------------------------------------------------------------------------------------------------------------

                    [LOGO]  King Investment Advisors, Inc.
                            c/o Citigroup Fund Services, LLC
                            P.O. Box 446
                            Portland, Maine 04112
                            (800) 868-9535
                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                              Two Portland Square
                                   1st floor
                             Portland, Maine 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

[LOGO] DOVER
THE CORPORATE
RESPONSIBILITY FUNDS

ANNUAL REPORT

OCTOBER 31, 2005
CLASS A SHARES
CLASS I SHARES

Dover Responsibility Fund

                                    [GRAPHIC]

                               TABLE OF CONTENTS


          A Message to Our Shareholders..........................  1

          Performance Chart and Analysis.........................  3

          Schedule of Investments................................  4

          Statement of Assets and Liabilities....................  6

          Statement of Operations................................  7

          Statement of Changes in Net Assets.....................  8

          Financial Highlights...................................  9

          Notes to Financial Statements.......................... 11

          Report of Independent Registered Public Accounting Firm 15

          Additional Information................................. 16

DOVER RESPONSIBILITY FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

Fellow Shareholders:

The Dover Responsibility Fund's (the "Fund") long term investment focus on responsible and philanthropic companies leads us to those with high cash flows, strong balance sheets, and meaningful corporate philanthropy. As of the October 31, 2005 fiscal period, the Fund's Institutional shares return since inception (May 5, 2005) was 1.50%. This compares to benchmark returns from the Dow Jones Industrial Average and S&P 500 Index, the Fund's primary benchmark, of 2.06% and 3.83%, respectively*. During this time there was a wide performance disparity between high and low quality stocks. While there are many ways to assess the quality of a stock, one easy yardstick is whether a company pays a dividend. From this perspective, according to FactSet Research Systems, dividend paying stocks underperformed non-dividend payers by seven percentage points since May 2005.

Stocks such as AON Corp., Starbucks Corp., Novell, Inc., Tiffany & Co., Aetna, Inc., UnitedHealth Group, Inc. and Newmont Mining Corp. have been among the most positive contributors to performance since May. We continue to believe these companies demonstrate high corporate responsibility and as such, your portfolio still holds these stocks. However, the portfolio was underweight in several high performing sectors, namely Energy and Utilities, both of which were up strongly since May. In large measure, we did not find many energy stocks that could meet our standards for responsibility, and this caused a slight drag on the portfolio's performance since May.

Over the past year, the stock market can best be characterized as a one-decision market. And that decision for investors was to buy energy stocks. Since September of 2004, energy stocks have appreciated on average 32%, with the lower quality names on average up 45%. We think this one-way market, where energy does well and most everything else does poorly has created opportunities to invest in responsible companies that offer attractive franchise characteristics. We continue to put new cash inflows to work in these companies, as they are ones we believe can both outperform over the long term as well as weather three likely developments that will impact markets over the coming year: 1) the inverting yield curve; 2) energy prices sustained at high levels and 3) a prolonged period of slow consumption.

MARKET REVIEW AND OUTLOOK

We think there is a high likelihood the new Federal Reserve Board Chairman nominee, Ben Bernanke, will want to earn his stripes by keeping inflation well contained. The risk, as we see it, is for higher short term interest rates such that the Federal Funds rate could be in the 4.25% to 4.50% range by the first quarter of next year. While higher rates lower the potential for long term inflation to accelerate (which is the goal of the Federal

------------------
* The Dow Jones Industrial Average consists of 30 stocks that are considered to be major factors in their industries and that are widely held by individuals and institutional investors. It is not possible to invest directly in an index or average. For additional Fund performance and related disclosure, please refer to the Performance Chart and Analysis section found on page 3.

DOVER RESPONSIBILITY FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

Reserve Board) they also have the potential to cool the economy too much (which is what investors and the Federal Reserve Board do not want). Given stubbornly high energy prices, and growing signs that producers are passing along price hikes, we see the potential for an inverting yield curve between now and the first part of 2006 as short term rates rise with the Fed's moves and long rates respond to lower inflation.

On the energy front, the lack of excess capacity in certain parts of the energy value chain will continue to put upward pressure on gasoline and heating oil prices, two necessary items for most consumers. As a result, we expect refinery shortages and the lack of long term drilling success to keep gasoline, heating oil and natural gas prices high (e.g. barring a recession next year, we think natural gas is positioned to remain above $10 per million BTUs, and that gasoline prices will remain above $2.25 per gallon) into 2006. With higher interest rates and energy prices, both of which act as natural brakes on consumption, we expect the pattern of slow growth in consumer spending to continue into 2006. However, all is not lost. Slowing consumer spending will likely slow demand for energy. As a result, we see energy prices moderating in the second half of 2006.

Despite a view that consumption will slow, we do not expect a recession in the United States in 2006. Rather we see the fear of a recession dominating the headlines and creating opportunities for us to invest in highly responsible companies with attractive franchise characteristics. We remain focused on investing in financially sound companies which demonstrate transparency, accountability, and assume a preeminent position in the community. We believe these kinds of companies are positioned to outperform for their stakeholders over the long term.

Christopher J. Wolfe, CFA
Portfolio Manager
Dover Responsibility Funds

DOVER RESPONSIBILITY FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Dover Responsibility Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF, NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SHARES REDEEMED OR EXCHANGED WITHIN 90 DAYS OF PURCHASE WILL BE CHARGED A 1.00% REDEMPTION FEE, SUBJECT TO LIMITED EXCEPTIONS, WHICH ARE MORE FULLY DESCRIBED IN THE FUND'S PROSPECTUS. DURING THE PERIOD, CERTAIN FEES WERE WAIVED AND/OR EXPENSES REIMBURSED; OTHERWISE, RETURNS WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

   Total Return as of 10/31/05                      Since Inception 05/05/05
   ---------------------------                      ------------------------
   Dover Responsibility Fund - Institutional Shares           1.50%
   S&P 500 Index                                              3.83%

 Total Return as of 10/31/05                           Since Inception 06/06/05
 ---------------------------                           ------------------------
 Dover Responsibility Fund - A Shares (w/sales charge)          (4.97)%
 S&P 500 Index                                                   1.47%

                                    [CHART]
                 Dover Responsibility Fund
                   Institutional Shares            S&P 500 Index                Dover Responsibility Fund
                 -------------------------         -------------                         A Shares            S&P 500 Index
   5/5/2005             $10,000                      $10,000                    -------------------------    -------------
  5/31/2005              10,120                       10,177        6/6/2005             $9,550                $10,000
  6/30/2005              10,060                       10,191       6/30/2005              9,456                  9,960
  7/31/2005              10,380                       10,570       7/31/2005              9,747                 10,330
  8/31/2005              10,270                       10,474       8/31/2005              9,635                 10,236
  9/30/2005              10,290                       10,559       9/30/2005              9,644                 10,319
 10/31/2005              10,150                       10,383      10/31/2005              9,503                 10,147

-                                                                -

* Performance for Class A Shares reflects the deduction of the maximum 4.50% front-end sales charge.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                 SECURITY
            SHARES              DESCRIPTION                 VALUE
            ------ ------------------------------------- -----------
            COMMON STOC - 98.6%

            CONSUMER DISCRETIONARY - 14.4%
              258  Brunswick Corp.                       $     9,838
              535  Circuit City Stores, Inc.                   9,518
              645  Comcast Corp., Class A+                    17,950
              274  Costco Wholesale Corp.                     13,251
              427  CVS Corp.                                  10,423
              295  Darden Restaurants, Inc.                    9,564
              221  Dow Jones & Co., Inc.                       7,494
              159  Gannett Co., Inc.                           9,963
              217  Harley-Davidson, Inc.                      10,748
              260  Lowe's Cos., Inc.                          15,800
              163  Marriott International, Inc., Class A       9,718
              238  McGraw-Hill Cos, Inc.                      11,648
              291  New York Times Co., Class A                 7,927
              143  Nike, Inc., Class B                        12,019
              360  RadioShack Corp.                            7,956
              474  Starbucks Corp.+                           13,405
              301  Target Corp.                               16,763
              265  Tiffany & Co.                              10,441
              277  Tribune Co.                                 8,728
              631  Wal-Mart Stores, Inc.                      29,853
              684  Walt Disney Co.                            16,669
              149  WW Grainger, Inc.                           9,980
                                                         -----------
                                                             269,656
                                                         -----------

            CONSUMER STAPLES - 10.8%
              472  Archer-Daniels-Midland Co.                 11,503
              397  Avon Products, Inc.                        10,715
              174  Clorox Co.                                  9,417
              522  Coca-Cola Enterprises, Inc.                 9,866
              459  ConAgra Foods, Inc.                        10,681
              243  General Mills, Inc.                        11,727
              294  HJ Heinz Co.                               10,437
              243  Kellogg Co.                                10,733
              217  Kimberly-Clark Corp.                       12,334
              179  Monsanto Co.                               11,279
              325  Pepsi Bottling Group, Inc.                  9,240
              433  PepsiCo, Inc.                              25,582
              854  Procter & Gamble Co.                       47,815
              571  Sara Lee Corp.                             10,192
                                                         -----------
                                                             201,521
                                                         -----------

            ENERGY - 7.5%
              520  Chevron Corp.                              29,676
              365  ConocoPhillips                             23,864
            1,205  Exxon Mobil Corp.                          67,649
              200  Schlumberger, Ltd.                         18,154
                                                         -----------
                                                             139,343
                                                         -----------

            FINANCIALS - 21.4%
              380  AmSouth Bancorp                             9,587
              337  AON Corp.                                  11,407

                                 SECURITY
              SHARES            DESCRIPTION               VALUE
              ------ ---------------------------------- ----------
                871  Bank of America Corp.              $   38,097
                300  BB&T Corp.                             12,702
              1,065  Citigroup, Inc.                        48,756
                169  Comerica, Inc.                          9,765
                234  First Horizon National Corp.            9,051
                259  Freddie Mac                            15,890
                150  Goldman Sachs Group, Inc.              18,955
                387  Huntington Bancshares, Inc.             9,002
                837  JPMorgan Chase & Co.                   30,651
                196  Lincoln National Corp.                  9,920
                335  Mellon Financial Corp.                 10,616
                294  Metlife, Inc.                          14,527
                214  Moody's Corp.                          11,398
                347  Morgan Stanley                         18,880
                200  Northern Trust Corp.                   10,720
                199  PNC Financial Services Group, Inc.     12,081
                216  Prudential Financial, Inc.             15,723
                181  Safeco Corp.                           10,082
                303  St. Paul Travelers Cos., Inc.          13,644
                230  State Street Corp.                     12,703
                152  T Rowe Price Group, Inc.                9,959
                436  Wachovia Corp.                         22,027
                352  Washington Mutual, Inc.                13,939
                                                        ----------
                                                           400,082
                                                        ----------

              HEALTH CARE - 15.2%
                449  Abbott Laboratories                    19,329
                154  Aetna, Inc.                            13,638
                313  Amgen, Inc.+                           23,713
                319  Baxter International, Inc.             12,195
                271  Biomet, Inc.                            9,439
                681  Bristol-Myers Squibb Co.               14,417
                348  Eli Lilly & Co.                        17,327
                174  Guidant Corp.                          10,962
                633  Johnson & Johnson                      39,638
                353  Medtronic, Inc.                        20,001
              1,596  Pfizer, Inc.                           34,697
                652  Schering-Plough Corp.                  13,262
                376  UnitedHealth Group, Inc.               21,767
                217  WellPoint, Inc.+                       16,206
                411  Wyeth                                  18,314
                                                        ----------
                                                           284,905
                                                        ----------

              INDUSTRIALS - 11.0%
                247  3M Co.                                 18,767
                344  Bemis Co.                               9,088
                269  Caterpillar, Inc.                      14,147
                174  Deere & Co.                            10,558
                157  Eaton Corp.                             9,236
                195  Emerson Electric Co.                   13,563
              2,040  General Electric Co.                   69,176
                203  Lockheed Martin Corp.                  12,294
                350  Molex, Inc.                             8,859

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                  SECURITY
              SHARES             DESCRIPTION               VALUE
             --------- -------------------------------- ----------
                 212   Northrop Grumman Corp.           $   11,374
                 205   Rockwell Collins, Inc.                9,393
                 140   Textron, Inc.                        10,086
                 143   Vulcan Materials Co.                  9,295
                                                        ----------
                                                           205,836
                                                        ----------

             INFORMATION TECHNOLOGY - 12.4%
                 385   Adobe Systems, Inc.                  12,416
                 753   Applied Materials, Inc.              12,334
               1,556   Cisco Systems, Inc.+                 27,152
                 792   Hewlett-Packard Co.                  22,208
                 376   IBM                                  30,787
               1,374   Intel Corp.                          32,289
               1,976   Microsoft Corp.                      50,783
               1,389   Novell, Inc.+                        10,584
               1,380   Oracle Corp.+                        17,498
                 540   Texas Instruments, Inc.              15,417
                                                        ----------
                                                           231,468
                                                        ----------

             MATERIALS - 2.0%
                 355   Dow Chemical Co.                     16,280
                 297   Ecolab, Inc.                          9,825
                 284   Newmont Mining Corp.                 12,098
                                                        ----------
                                                            38,203
                                                        ----------

             TELECOMMUNICATION SERVICES - 2.3%
                 824   Sprint Nextel Corp.                  19,207
                 726   Verizon Communications, Inc.         22,876
                                                        ----------
                                                            42,083
                                                        ----------

             UTILITIES - 1.6%
                 221   Consolidated Edison, Inc.            10,055
                 174   Constellation Energy Group, Inc.      9,535
                 232   Sempra Energy                        10,278
                                                        ----------
                                                            29,868
                                                        ----------
             Total Common Stock (Cost $1,854,219)        1,842,965
                                                        ----------

             PRINCIPAL
             ---------
             SHORT-TERM INVESTMENTS - 2.9%

             MONEY MARKET DEPOSIT ACCOUNT - 2.9%
             $53,628   Citibank Money Market Deposit
                       Account (Cost $53,628)               53,628
                                                        ----------
             Total Investments - 101.5%
                       (Cost $1,907,847)*                1,896,593
             Other Assets & Liabilities, Net - (1.5)%      (27,145)
                                                        ----------
             NET ASSETS - 100.0%                        $1,869,448
                                                        ==========

                        PORTFOLIO HOLDINGS
                        % OF NET ASSETS
                        Consumer Discretionary     14.4%
                        Consumer Staples           10.8%
                        Energy                      7.5%
                        Financials                 21.4%
                        Health Care                15.2%
                        Industrials                11.0%
                        Information Technology     12.4%
                        Materials                   2.0%
                        Telecommunication Services  2.3%
                        Utilities                   1.6%
                        Short-Term Investments      2.9%

------------------
+Non-income producing security.
*Cost for Federal income tax purposes is $1,908,647 and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $ 58,431
              Gross Unrealized Depreciation               (70,485)
                                                         --------
              Net Unrealized Appreciation (Depreciation) $(12,054)
                                                         ========

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (Cost $1,907,847)                                          $1,896,593
    Receivables:
       Fund shares sold                                                                        41,000
       Interest and dividends                                                                   2,102
       From adviser                                                                            40,040
       Deferred offering costs                                                                 23,889
                                                                                           ----------
Total Assets                                                                                2,003,624
                                                                                           ----------

LIABILITIES
    Payables:
       Investment securities purchased                                                         49,102
       Reimbursement to administrator for offering costs                                       43,845
    Accrued Liabilities:
       Investment adviser fees                                                                  1,362
       Trustees' fees and expenses                                                                 12
       Other expenses                                                                          39,855
                                                                                           ----------
Total Liabilities                                                                             134,176
                                                                                           ----------

NET ASSETS                                                                                 $1,869,448
                                                                                           ==========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                                        $1,881,924
    Accumulated undistributed (distributions in excess of) net investment income                3,194
    Net realized gain (loss)                                                                   (4,416)
    Net unrealized appreciation (depreciation) of investments                                 (11,254)
                                                                                           ----------

NET ASSETS                                                                                 $1,869,448
                                                                                           ==========

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
    Institutional Shares                                                                      130,189
    A Shares                                                                                   54,175

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Shares (based on net assets of $1,321,491)                               $    10.15
                                                                                           ==========
    A Shares (based on net assets of $547,957)                                             $    10.11
                                                                                           ==========
    A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.50%)  $    10.59
                                                                                           ==========

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENT OF OPERATIONS
FROM MAY 5, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                                      $  10,214
                                                                         ---------

EXPENSES
    Investment adviser fees                                                  4,628
    Administrator fees                                                      15,198
    Transfer agency fees
       Institutional Shares                                                 11,922
       A Shares                                                              7,257
    Distribution fees
       A Shares                                                                260
    Custodian fees                                                           8,719
    Accountant fees                                                         18,868
    Registration fees                                                           84
    Audit fees                                                              18,622
    Legal fees                                                               8,083
    Trustees' fees and expenses                                                 38
    Amortization of offering costs                                          19,956
    Compliance services fees                                                10,290
    Miscellaneous expenses                                                  11,407
                                                                         ---------
Total Expenses                                                             135,332
    Fees waived, reimbursed and paid indirectly                           (128,312)
                                                                         ---------
Net Expenses                                                                 7,020
                                                                         ---------

NET INVESTMENT INCOME (LOSS)                                                 3,194
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                 (4,416)
    Net change in unrealized appreciation (depreciation) on investments    (11,254)
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (15,670)
                                                                         ---------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $ (12,476)
                                                                         =========

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  MAY 5, 2005
                                                                                    THROUGH
                                                                                OCTOBER 31, 2005
                                                                                ----------------
OPERATIONS
    Net investment income (loss)                                                   $    3,194
    Net realized gain (loss) on investments                                            (4,416)
    Net change in unrealized appreciation (depreciation) of investments               (11,254)
                                                                                   ----------
Increase (Decrease) in Net Assets from Operations                                     (12,476)
                                                                                   ----------

CAPITAL SHARE TRANSACTIONS
    Sale of shares
       Institutional Shares                                                         1,323,721
       A Shares                                                                       558,511
    Redemption of shares
       A Shares                                                                          (311)
    Redemption Fees
       A Shares                                                                             3
                                                                                   ----------
Increase (Decrease) from Capital Share Transactions                                 1,881,924
                                                                                   ----------
Increase (Decrease) in Net Assets                                                   1,869,448
                                                                                   ----------

NET ASSETS
    Beginning of Period                                                                     -
                                                                                   ----------
    End of Period (a)                                                              $1,869,448
                                                                                   ==========

SHARE TRANSACTIONS
    Sale of shares
       Institutional Shares                                                           130,189
       A Shares                                                                        54,206
    Redemption of shares
       A Shares                                                                           (31)
                                                                                   ----------
Increase (Decrease) in Shares                                                         184,364
                                                                                   ==========
------------------
(a)Accumulated undistributed (distributions in excess of) net investment income    $    3,194
                                                                                   ----------

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                      MAY 5, 2005 (A)
                                                          THROUGH
                                                      OCTOBER 31, 2005
                                                      ----------------
          INSTITUTIONAL SHARES

          NET ASSET VALUE, BEGINNING OF PERIOD             $10.00
                                                           ------

          INVESTMENT OPERATIONS
          Net investment income (loss) (b)                   0.04
          Net realized and unrealized gain (loss)            0.11(c)
                                                           ------
          Total from Investment Operations                   0.15
                                                           ------

          NET ASSET VALUE, END OF PERIOD                   $10.15
                                                           ======

          TOTAL RETURN (D)                                   1.50%

          RATIOS/SUPPLEMENTARY DATA
          Net Assets at End of Period (000's omitted)      $1,321
          Ratios to Average Net Assets (e):
              Net investment income (loss)                   0.74%
              Net Expenses                                   1.25%
              Gross Expenses (f)                            23.94%

          PORTFOLIO TURNOVER RATE (D)                          18%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Reflects the expense ratio excluding any waivers, expenses paid indirectly, and/or reimbursements.

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                      JUNE 6, 2005 (A)
                                                          THROUGH
                                                      OCTOBER 31, 2005
                                                      ----------------
          A SHARES

          NET ASSET VALUE, BEGINNING OF PERIOD             $10.16
                                                           ------

          INVESTMENT OPERATIONS
          Net investment income (loss) (b)                      -(c)
          Net realized and unrealized gain (loss)           (0.05)
                                                           ------
          Total from Investment Operations                  (0.05)
                                                           ------

          REDEMPTION FEES (B)                                   -(c)
                                                           ------

          NET ASSET VALUE, END OF PERIOD                   $10.11
                                                           ======

          TOTAL RETURN (D)(E)                               (0.49)%

          RATIOS/SUPPLEMENTARY DATA
          Net Assets at End of Period (000's omitted)      $  548
          Ratios to Average Net Assets (f):
              Net investment income (loss)                   0.12%
              Net Expenses                                   1.75%
              Gross Expenses (g)                            34.67%

          PORTFOLIO TURNOVER RATE (D)                          18%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Less than $0.01 per share.
(d)Not annualized for periods less than one year.
(e)Total return excludes the effect of the applicable sales load.
(f)Annualized for periods less than one year.
(g)Reflects the expense ratio excluding any waivers, expenses paid indirectly, and/or reimbursements.

See Notes to Financial Statements.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Dover Responsibility Fund (the "Fund"). The Fund is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven investment portfolios.

Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers three classes of shares: Institutional Shares, A Shares and C Shares. Institutional Shares commenced operations on May 5, 2005, and A Shares commenced operations on June 6, 2005. As of October 31, 2005, C Shares had not commenced operations.

The Fund seeks long-term capital appreciation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on the Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable.

Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid annually. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series and classes. Expenses that are directly attributable to more than one series or class are allocated among the respective series or class in proportion to each series' or class' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include distribution fees, transfer agent fees, registration fees and certain expenses as determined by the Board.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

REDEMPTION FEES - The Fund charges a redemption fee of 1.00% of the net asset value of shares redeemed if the shares are owned less than 90 days. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. The Fund collected $3 in redemption fees during the period ended October 31, 2005.

OFFERING COSTS - Offering costs for the Fund of $43,845 consist of certain legal fees, registration fees and fees related to the mailing and printing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Dover Corporate Responsibility Management LLC is the investment adviser (the "Adviser") to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.89% of the Fund's average daily net assets.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------


ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Trust has adopted a Rule 12b-1 Plan under which the Fund pays the Distributor a fee of up to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services for A Shares. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

For the period ended October 31, 2005, the Distributor retained $25 of the front-end sales charges assessed on the sale of A Shares. For the period ended October 31, 2005, the Distributor did not receive any compensation from the contingent deferred sales charge on the sale of A Shares.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

The Adviser has contractually agreed to waive its fee and reimburse Fund expenses through March 1, 2006 to the extent that the total annual fund operating expenses of Institutional Shares and A Shares exceed 1.25% and 1.75%, respectively. Citigroup has voluntarily agreed to waive a portion of their fees. Citigroup has voluntarily agreed to pay a portion of the Compliance Service fees through December 31, 2005. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the period ended October 31, 2005, fees waived and expense reimbursed were as follows:

                                                                     TOTAL
  TRANSFER                          COMPLIANCE      EXPENSES      FEES WAIVED
   AGENCY  ACCOUNTANT ADMINISTRATOR  SERVICES    REIMBURSED BY    AND EXPENSES
   WAIVED    WAIVED      WAIVED       WAIVED   INVESTMENT ADVISER  REIMBURSED
  -------- ---------- ------------- ---------- ------------------ ------------
   $4,668    $2,919      $10,280      $1,480        $108,965        $128,312

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $2,067,170 and $208,535, respectively, for the period ended October 31, 2005.

DOVER RESPONSIBILITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
--------------------------------------------------------------------------------


NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of October 31, 2005, distributable earnings (accumulated losses) on a tax basis were as follows:

                    Undistributed Ordinary Income $  3,194
                    Unrealized Depreciation        (12,054)
                    Capital and Other Losses        (3,616)
                                                  --------
                    Total                         $(12,476)
                                                  ========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

As of October 31, 2005, the Fund had a capital loss carryover to offset future capital gains of $3,616, expiring in 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Forum Funds and Shareholders of Dover
Responsibility Fund:

We have audited the accompanying statement of assets and liabilities of Dover Responsibility Fund (the "Fund"), a series of Forum Funds, including the schedule of investments, as of October 31, 2005, and the related statements of operations, changes in net assets and financial highlights for the period from May 5, 2005 (commencement of operations) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dover Responsibility Fund as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period from May 5, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 27, 2005

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT APPROVAL - At the March 24, 2005 meeting of the Board of Trustees, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund. Among other information, the Board reviewed information regarding:
(1) the Adviser, its personnel and operations; (2) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser (the Fund is new and has no performance history); (3) the advisory fees and total expense ratios of the Fund compared to a relevant peer group of funds; (4) the Adviser's financial condition and the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund;
(5) the extent to which economies of scale would be realized as the Fund grows and whether the Adviser's advisory fee reflects these economies of scale; and
(6) other benefits received by the Adviser from its relationship with the Fund. In considering the investment advisory agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board met with representatives of the portfolio management team for the Fund and discussed the portfolio manager's approach to managing the Fund. The Board also discussed with senior management of the Adviser the adequacy of resources and the background and quality of the investment management team. The Board concluded, after meeting with representatives of the Adviser, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Fund's management.

The Board considered the Fund's advisory fee and the Fund's total expense ratio as compared to its Lipper Inc. peer group of funds, noting that the Adviser's contractual advisory fee was lower than the mean and median contractual fees for its Lipper Inc. peer groups. The Board noted, however, that the Fund's total expense ratio was higher than the mean and median for its Lipper Inc. peer groups. The Board recognized that it is difficult to make comparisons of investment advisory fees and expense ratios because there are variations in the services that are included in the fees paid by other funds. The Board viewed favorably the Adviser's willingness to contractually limit the total expense ratio of the Fund as set forth in the Statement of Additional Information, concluding that the advisory fee structure was fair and reasonable. The Board reviewed the performance of the Adviser's actively managed private fund, noting its positive return for the most recent fiscal quarter.

The Board also considered the financial condition of the Adviser. The Board concluded, based upon a review of the balance sheet and a letter of guarantee from the Adviser's parent, that the firm was sufficiently capitalized to remain economically viable during the coming year. The Board also considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the small size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at least in the coming year. Finally, the Board considered other benefits received by the Adviser from its relationship to the Fund, noting that the Adviser could benefit through its marketing of its corporate responsibility strategy to the retail market.

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2005
--------------------------------------------------------------------------------


Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the investment advisory agreement. The Board also discussed the proposed approval of the investment advisory agreement in a private session with counsel at which no representatives of the Adviser were present. The Board determined that the overall arrangements between the Fund and the Adviser, as provided in the investment advisory agreement, were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved the investment advisory agreement.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 368-3755 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 368-3755 and on the SEC's website www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption and exchange fees; and (2) ongoing costs, including management fees; distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception through October 31, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2005
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                             ENDING
                           BEGINNING     ACCOUNT VALUE   EXPENSES PAID    ANNUALIZED
                         ACCOUNT VALUE* OCTOBER 31, 2005 DURING PERIOD* EXPENSE RATIO*
                         -------------- ---------------- -------------- --------------

INSTITUTIONAL SHARES (A)
    Actual Return          $1,000.00       $1,015.00         $6.18           1.25%
    Hypothetical Return    $1,000.00       $1,018.90         $6.36           1.25%

A SHARES (B)
    Actual Return          $1,000.00       $  995.08         $7.03           1.75%
    Hypothetical Return    $1,000.00       $1,016.38         $8.89           1.75%

------------------
* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (except for the Fund's actual return information which reflects the 179-day and 147-day periods ended October 31 for Institutional and A Shares, respectively, due to their inception date occurring during the period).
(a)Class commenced operations on May 5, 2005.
(b)Class commenced operations on June 6, 2005.

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2005
--------------------------------------------------------------------------------


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the fund complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 368-3755.

                          POSITION      LENGTH                        PRINCIPAL
         NAME             WITH THE      OF TIME                     OCCUPATION(S)
    AND BIRTH DATE         TRUST        SERVED                   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

J. Michael Parish       Chairman of   Trustee     Retired; Partner, Wolfe, Block, Schorr and Solis-
Born: November 9, 1943  the Board;    since 1989  Cohen, LLP (law firm) 2002-2003; Partner,
                        Trustee;      (Chairman   Thelen Reid & Priest LLP (law firm) 1995-2002.
                        Chairman,     since 2004)
                        Compliance
                        Committee,
                        Nominating
                        Committee
                        and Qualified
                        Legal
                        Compliance
                        Committee
---------------------------------------------------------------------------------------------------

Costas Azariadis        Trustee;      Trustee     Professor of Economics, University of California-
Born: February 15, 1943 Chairman,     since 1989  Los Angeles; Visiting Professor of Economics,
                        Valuation                 Athens University of Economics and Business
                        Committee                 1998-1999.
---------------------------------------------------------------------------------------------------

James C. Cheng          Trustee;      Trustee     President, Technology Marketing Associates
Born: July 26, 1942     Chairman,     since 1989  (marketing company for small- and medium-
                        Audit                     sized businesses in New England).
                        Committee

DOVER RESPONSIBILITY FUND
ADDITIONAL INFORMATION (Unaudited)
OCTOBER 31, 2005
--------------------------------------------------------------------------------

                            POSITION     LENGTH                         PRINCIPAL
          NAME              WITH THE     OF TIME                      OCCUPATION(S)
     AND BIRTH DATE          TRUST       SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John Y. Keffer           Trustee;       Trustee    President, Forum Trust, LLC (a non-depository
Born: July 15, 1942      Chairman,      since 1989 trust company) since 1997; President, Citigroup
                         Contracts                 Fund Services, LLC ("Citigroup") 2003-2005;
                         Committee                 President, Forum Financial Group, LLC
                                                   ("Forum") (a fund services company acquired by
                                                   Citibank, N.A. in 2003).
------------------------------------------------------------------------------------------------------

OFFICERS

Simon D. Collier         President;     Since 2005 Managing Director and Principal Executive
Born: October 22, 1961   Principal                 Officer, Foreside Fund Services, LLC, the Trust's
                         Executive                 Distributor since 2005; Chief Operating Officer
                         Officer                   and Managing Director, Global Fund Services,
                                                   Citibank, N.A. 2003-2005; Managing Director,
                                                   Global Securities Services for Investors, Citibank,
                                                   N.A. 1999-2003.
------------------------------------------------------------------------------------------------------

Carl A. Bright           Principal      Since 2005 President, Foreside Fund Services, LLC, the
Born: December 20, 1957  Financial                 Trust's Distributor since 2004; Consultant,
                         Officer                   Foreside Solutions, LLC 2000-2003 (a mutual
                                                   fund development company).
------------------------------------------------------------------------------------------------------

Beth P. Hanson           Vice           Since 2003 Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      President/                Relationship Manager, Forum 1999-2003.
                         Assistant
                         Secretary
------------------------------------------------------------------------------------------------------

Sara M. Morris           Vice President Since 2004 Director and Relationship Manager, Citigroup
Born: September 18, 1963                           since 2004; Chief Financial Officer, The VIA
                                                   Group, LLC (a strategic marketing company)
                                                   2000-2003.
------------------------------------------------------------------------------------------------------

Trudance L. Bakke        Treasurer      Since 2005 Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                              Manager of Corporate Finance, Forum
                                                   1999-2003.
------------------------------------------------------------------------------------------------------

David M. Whitaker        Secretary      Since 2004 Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                            Counsel, PFPC, Inc. (a fund services company)
                                                   2000-2004.

                           Dover Responsibility Fund

                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                1-888-DOVER-55
                               (1-888-368-3755)
                               WWW.DOVERLLC.COM

                              INVESTMENT ADVISER
                Dover Corporate Responsibility Management, LLC
                             140 Greenwich Avenue
                              Greenwich, CT 06830

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                              Portland, ME 04112

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, Forum Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its Principal Executive Officer and Principal Financial Officer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $16,500 in 2004 and $35,500 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $1,500 in 2004 and $2,400 in 2005. These services consisted of out-of-pocket expenses.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2004 and $3,500 in 2005. These services consisted of review and/or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant in accordance with paragraph
(c)(7)(i)(c) of Rule 2-01 of Regulation S-K.

(e) (2) 100.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $3,200 in 2004 and $3,500 in 2005. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to shareholder under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        FORUM FUNDS

By        /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     December 28, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     December 28, 2005
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     December 30, 2005
         -----------------------------------